Fixed Assets and Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of fixed assets and intangible assets [Abstract]
Total fixed assets and intangible assets	$ 788,639	$ 1,176,853
Less: Accumulated depreciation and amortization	(401,022)	(613,730)
Total fixed assets and intangible assets, net	387,617	563,123
Computer equipment [Member]
Schedule of fixed assets and intangible assets [Abstract]
Total fixed assets and intangible assets	260,355	256,610
Furniture and fixtures [Member]
Schedule of fixed assets and intangible assets [Abstract]
Total fixed assets and intangible assets	98,160	142,856
Leasehold improvements [Member]
Schedule of fixed assets and intangible assets [Abstract]
Total fixed assets and intangible assets	21,026	382,376
Software [Member]
Schedule of fixed assets and intangible assets [Abstract]
Total fixed assets and intangible assets	10,968	10,968
Website domain name [Member]
Schedule of fixed assets and intangible assets [Abstract]
Total fixed assets and intangible assets	139,025	124,938
Website costs [Member]
Schedule of fixed assets and intangible assets [Abstract]
Total fixed assets and intangible assets	40,500	40,500
Equipment under capital leases [Member]
Schedule of fixed assets and intangible assets [Abstract]
Total fixed assets and intangible assets	$ 218,605	$ 218,605